Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2010 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2010 Fund - Class Z6
Bar Chart Table:
Annual Return 2019	14.59%
Annual Return 2020	10.85%
Annual Return 2021	5.35%
Annual Return 2022	(13.41%)